Long-Term Payables (Details) - Schedule of Long-Term Borrowings - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Long-Term Borrowings [Abstract]
Long- term payable (from guarantee deposit)	$ 274,438	$ 271,590
Long- term payable (from financial lease )	1,080,128
Less unrecognized financing expense	96,965
Total	1,257,601	271,590
Less current portion of long-term payable	532,426
Non current portion of long-term payable	$ 725,175	$ 271,590